Taxation - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax	$ 6,903	$ 2,376	$ 2,017
Deferred tax	(8,753)	(2,281)	(2,406)
Withholding tax expense	12,595	8,451	12,119
Income tax expense	$ 10,745	$ 8,546	$ 11,730